Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	$ 22,675	$ 16,234
Property, plant and equipment at end of period	43,517	22,675	$ 16,234
Property, plant and equipment | Property, plant and equipment subject to operating leases
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Currency translation adjustment			0
IT, office and lab equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	2,091	2,706
Property, plant and equipment at end of period	1,813	2,091	2,706
Right-of-use assets Buildings | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	16,798	10,867
Property, plant and equipment at end of period	33,780	16,798	10,867
Right-of-use assets Vehicles | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	3,191	1,835
Property, plant and equipment at end of period	6,615	3,191	1,835
Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	436	631
Property, plant and equipment at end of period	1,184	436	631
Leased equipment | Property, plant and equipment | Property, plant and equipment subject to operating leases
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	160	196
Property, plant and equipment at end of period	125	160	196
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	45,350	34,282	29,802
Additions	28,152	12,082	5,219
Disposals	(787)	(1,013)	(105)
Currency translation adjustment			(635)
Property, plant and equipment at end of period	72,715	45,350	34,282
Cost | IT, office and lab equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	8,895	8,160	7,938
Additions	1,039	937	962
Disposals	(220)	(202)	(105)
Currency translation adjustment			(635)
Property, plant and equipment at end of period	9,714	8,895	8,160
Cost | Right-of-use assets Buildings | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	28,585	19,815	16,462
Additions	20,639	8,770	3,353
Disposals	(234)	0	0
Currency translation adjustment			0
Property, plant and equipment at end of period	48,990	28,585	19,815
Cost | Right-of-use assets Vehicles | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	5,550	3,980	3,075
Additions	5,492	2,327	905
Disposals	(333)	(757)	0
Currency translation adjustment			0
Property, plant and equipment at end of period	10,709	5,550	3,980
Cost | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	1,975	1,981	1,981
Additions	982	48	0
Disposals	0	(54)	0
Currency translation adjustment			0
Property, plant and equipment at end of period	2,957	1,975	1,981
Cost | Leased equipment | Property, plant and equipment | Property, plant and equipment subject to operating leases
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	346	346	346
Additions	0	0	0
Disposals	0	0	0
Currency translation adjustment			0
Property, plant and equipment at end of period	346	346	346
Depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(22,675)	(18,047)	(13,958)
Depreciation	(7,245)	(5,574)	(4,593)
Disposals	722	946	90
Currency translation adjustment			414
Property, plant and equipment at end of period	(29,198)	(22,675)	(18,047)
Depreciation and impairment | IT, office and lab equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(6,804)	(5,454)	(4,565)
Depreciation	(1,252)	(1,539)	(1,388)
Disposals	155	189	90
Currency translation adjustment			408
Property, plant and equipment at end of period	(7,901)	(6,804)	(5,454)
Depreciation and impairment | Right-of-use assets Buildings | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(11,787)	(8,948)	(6,774)
Depreciation	(3,657)	(2,839)	(2,179)
Disposals	234	0	0
Currency translation adjustment			5
Property, plant and equipment at end of period	(15,210)	(11,787)	(8,948)
Depreciation and impairment | Right-of-use assets Vehicles | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(2,359)	(2,145)	(1,411)
Depreciation	(2,067)	(971)	(735)
Disposals	333	757	0
Currency translation adjustment			1
Property, plant and equipment at end of period	(4,093)	(2,359)	(2,145)
Depreciation and impairment | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(1,539)	(1,350)	(1,093)
Depreciation	(234)	(189)	(257)
Disposals	0	0	0
Currency translation adjustment			1
Property, plant and equipment at end of period	(1,773)	(1,539)	(1,350)
Depreciation and impairment | Leased equipment | Property, plant and equipment | Property, plant and equipment subject to operating leases
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment at beginning of period	(186)	(150)	(116)
Depreciation	(35)	(36)	(35)
Disposals	0	0	0
Property, plant and equipment at end of period	$ (221)	$ (186)	$ (150)